Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable		$ (18.0)	$ 12.6
Prepaid expenses and other		(1.3)	(2.1)
Accounts payable, accrued liabilities and other non-current liabilities	[1]	(20.4)	2.6
Net changes in non cash working capital		(39.7)	13.1
Operating activities		(35.7)	13.6
Investing activities		(4.0)	(0.5)
Net changes in non cash working capital		$ (39.7)	$ 13.1

[1]	Includes share-based compensation plans.